September 30, 1998
                           DREYFUS VARIABLE INVESTMENT FUND
                               GROWTH AND INCOME PORTFOLIO
                                SUPPLEMENT TO PROSPECTUS
                                    DATED MAY 1, 1998
        EFFECTIVE SEPTEMBER 30, 1998, THE FOLLOWING PROCEDURE SHOULD BE USED
BY PARTICIPATING INSURANCE COMPANIES FOR THE PURCHASE OF SHARES OF THE GROWTH AND INCOME PORTFOLIO (THE "SERIES")BY WIRE.
        Wire payments may be made if a Participating Insurance Company's bank account is in a commercial bank that is a member of the Federal Reserve
System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New
York, [DDA#18900337605]/Dreyfus Variable Investment Fund:Growth and Income Portfolio, for purchase of Series shares in the Participating Insurance Company's name. The wire must include the Participating Insurance Company's Series account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable.
                                                                      108s0998
                                                           September 30 , 1998
                          DREYFUS VARIABLE INVESTMENT FUND
                           INTERNATIONAL EQUITY PORTFOLIO
                              SUPPLEMENT TO PROSPECTUS
                                  DATED MAY 1, 1998
        EFFECTIVE SEPTEMBER 30, 1998, THE FOLLOWING PROCEDURE SHOULD BE USED
BY PARTICIPATING INSURANCE COMPANIES FOR THE PURCHASE OF SHARES OF THE INTERNATIONAL EQUITY PORTFOLIO (THE "SERIES")BY WIRE.
        Wire payments may be made if a Participating Insurance Company's bank account is in a commercial bank that is a member of the Federal Reserve
System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New
York, [DDA#18900337605]/Dreyfus Variable Investment Fund:International Equity Portfolio, for purchase of Series shares in the Participating Insurance Company's name. The wire must include the Participating Insurance Company's Series account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable.
                                                                      109s0998
                                                            September 30, 1998
                          DREYFUS VARIABLE INVESTMENT FUND
                           CAPITAL APPRECIATION PORTFOLIO
                             SUPPLEMENT TO PROSPECTUS
                                  DATED MAY 1, 1998
        EFFECTIVE SEPTEMBER 30, 1998, THE FOLLOWING PROCEDURE SHOULD BE USED
BY PARTICIPATING INSURANCE COMPANIES FOR THE PURCHASE OF SHARES OF THE
CAPITAL APPRECIATION PORTFOLIO (THE "SERIES")BY WIRE.
        Wire payments may be made if a Participating Insurance Company's bank account is in a commercial bank that is a member of the Federal Reserve
System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New
York, [DDA#18900337605]/Dreyfus Variable Investment Fund:Capital Appreciation Portfolio, for purchase of Series shares in the Participating Insurance Company's name. The wire must include the Participating Insurance Company's Series account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable.
                                                                       112s0998

                                                            September 30, 1998
                          DREYFUS VARIABLE INVESTMENT FUND
                               MONEY MARKET PORTFOLIO
                              SUPPLEMENT TO PROSPECTUS
                                  DATED MAY 1, 1998
        EFFECTIVE SEPTEMBER 30, 1998, THE FOLLOWING PROCEDURE SHOULD BE USED
BY PARTICIPATING INSURANCE COMPANIES FOR THE PURCHASE OF SHARES OF THE MONEY MARKET PORTFOLIO (THE "SERIES")BY WIRE.
        Wire payments may be made if a Participating Insurance Company's bank account is in a commercial bank that is a member of the Federal Reserve
System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New
York, [DDA#18900337605]/Dreyfus Variable Investment Fund:Money Market Portfolio, for purchase of Series shares in the Participating Insurance Company's name. The wire must include the Participating Insurance Company's Series account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable.
                                                                       117s0998

                                                             September 30, 1998
                           DREYFUS VARIABLE INVESTMENT FUND
                               SPECIAL VALUE PORTFOLIO
                               SUPPLEMENT TO PROSPECTUS
                                   DATED MAY 1, 1998
        EFFECTIVE SEPTEMBER 30, 1998, THE FOLLOWING PROCEDURE SHOULD BE USED
BY PARTICIPATING INSURANCE COMPANIES FOR THE PURCHASE OF SHARES OF THE
SPECIAL VALUE PORTFOLIO (THE "SERIES")BY WIRE.
        Wire payments may be made if a Participating Insurance Company's bank account is in a commercial bank that is a member of the Federal Reserve
System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New
York, [DDA#18900337605]/Dreyfus Variable Investment Fund:Special Value Portfolio, for purchase of Series shares in the Participating Insurance Company's name. The wire must include the Participating Insurance Company's Series account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable.
                                                                      118s0998

                                                             September 30, 1998
                         DREYFUS VARIABLE INVESTMENT FUND
                             ZERO COUPON 2000 PORTFOLIO
                              SUPPLEMENT TO PROSPECTUS
                                 DATED MAY 1, 1998
        EFFECTIVE SEPTEMBER 30, 1998, THE FOLLOWING PROCEDURE SHOULD BE USED
BY PARTICIPATING INSURANCE COMPANIES FOR THE PURCHASE OF SHARES OF THE ZERO COUPON 2000 PORTFOLIO (THE "SERIES")BY WIRE.
        Wire payments may be made if a Participating Insurance Company's bank account is in a commercial bank that is a member of the Federal Reserve
System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New
York, [DDA#18900337605]/Dreyfus Variable Investment Fund:Zero Coupon 2000 Portfolio, for purchase of Series shares in the Participating Insurance Company's name. The wire must include the Participating Insurance Company's Series account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable.
                                                                       119s0998

                                                            September 30, 1998
                         DREYFUS VARIABLE INVESTMENT FUND
                               QUALITY BOND PORTFOLIO
                              SUPPLEMENT TO PROSPECTUS
                                  DATED MAY 1, 1998
        EFFECTIVE SEPTEMBER 30, 1998, THE FOLLOWING PROCEDURE SHOULD BE USED
BY PARTICIPATING INSURANCE COMPANIES FOR THE PURCHASE OF SHARES OF THE
QUALITY BOND PORTFOLIO (THE "SERIES")BY WIRE.
        Wire payments may be made if a Participating Insurance Company's bank account is in a commercial bank that is a member of the Federal Reserve
System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New
York, [DDA#18900337605]/Dreyfus Variable Investment Fund:Quality Bond Portfolio, for purchase of Series shares in the Participating Insurance Company's name. The wire must include the Participating Insurance Company's Series account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable.
                                                                       120s0998

                                                            September 30, 1998
                        DREYFUS VARIABLE INVESTMENT FUND
                               SMALL CAP PORTFOLIO
                            SUPPLEMENT TO PROSPECTUS
                               DATED MAY 1, 1998
        EFFECTIVE SEPTEMBER 30, 1998, THE FOLLOWING PROCEDURE SHOULD BE USED
BY PARTICIPATING INSURANCE COMPANIES FOR THE PURCHASE OF SHARES OF THE SMALL CAP PORTFOLIO (THE "SERIES")BY WIRE.
        Wire payments may be made if a Participating Insurance Company's bank account is in a commercial bank that is a member of the Federal Reserve
System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New
York, [DDA#18900337605]/Dreyfus Variable Investment Fund:Small Cap Portfolio, for purchase of Series shares in the Participating Insurance Company's name. The wire must include the Participating Insurance Company's Series account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable.
                                                                       121s0998

                                                             September 30, 1998
                         DREYFUS VARIABLE INVESTMENT FUND
                             DISCIPLINED STOCK PORTFOLIO
                               SUPPLEMENT TO PROSPECTUS
                                   DATED MAY 1, 1998
        EFFECTIVE SEPTEMBER 30, 1998, THE FOLLOWING PROCEDURE SHOULD BE USED
BY PARTICIPATING INSURANCE COMPANIES FOR THE PURCHASE OF SHARES OF THE DISCIPLINED STOCK PORTFOLIO (THE "SERIES")BY WIRE.
        Wire payments may be made if a Participating Insurance Company's bank account is in a commercial bank that is a member of the Federal Reserve
System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New
York, [DDA#18900337605]/Dreyfus Variable Investment Fund:Disciplined Stock Portfolio, for purchase of Series shares in the Participating Insurance Company's name. The wire must include the Participating Insurance Company's Series account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable.
                                                                      150s0998

                                                            September 30, 1998
                       DREYFUS VARIABLE INVESTMENT FUND
                         SMALL COMPANY STOCK PORTFOLIO
                            SUPPLEMENT TO PROSPECTUS
                                 DATED MAY 1, 1998
        EFFECTIVE SEPTEMBER 30, 1998, THE FOLLOWING PROCEDURE SHOULD BE USED BY PARTICIPATING INSURANCE COMPANIES FOR THE PURCHASE OF SHARES OF THE SMALL COMPANY STOCK PORTFOLIO (THE "SERIES")BY WIRE.
        Wire payments may be made if a Participating Insurance Company's bank account is in a commercial bank that is a member of the Federal Reserve
System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York, [DDA#18900337605]/Dreyfus Variable Investment Fund:Small Company Stock Portfolio, for purchase of Series shares in the Participating Insurance Company's name. The wire must include the Participating Insurance Company's Series account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable.
                                                                      151s0998

                                                            September 30, 1998
                         DREYFUS VARIABLE INVESTMENT FUND
                           INTERNATIONAL VALUE PORTFOLIO
                               SUPPLEMENT TO PROSPECTUS
                                    DATED MAY 1, 1998
        EFFECTIVE SEPTEMBER 30, 1998, THE FOLLOWING PROCEDURE SHOULD BE USED BY PARTICIPATING INSURANCE COMPANIES FOR THE PURCHASE OF SHARES OF THE INTERNATIONAL VALUE PORTFOLIO (THE "SERIES")BY WIRE.
        Wire payments may be made if a Participating Insurance Company's bank account is in a commercial bank that is a member of the Federal Reserve
System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York, [DDA#18900337605]/Dreyfus Variable Investment Fund:International Value Portfolio, for purchase of Series shares in the Participating Insurance Company's name. The wire must include the Participating Insurance Company's Series account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable.
                                                                      152s0998

                                                             September 30, 1998
                          DREYFUS VARIABLE INVESTMENT FUND
                                  BALANCED PORTFOLIO
                               SUPPLEMENT TO PROSPECTUS
                                  DATED MAY 1, 1998
        EFFECTIVE SEPTEMBER 30, 1998, THE FOLLOWING PROCEDURE SHOULD BE USED
BY PARTICIPATING INSURANCE COMPANIES FOR THE PURCHASE OF SHARES OF THE
BALANCED PORTFOLIO (THE "SERIES")BY WIRE.
        Wire payments may be made if a Participating Insurance Company's bank account is in a commercial bank that is a member of the Federal Reserve
System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New
York, [DDA#18900337605]/Dreyfus Variable Investment Fund:Balanced Portfolio, for purchase of Series shares in the Participating Insurance Company's name. The wire must include the Participating Insurance Company's Series account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable.
                                                                       154s0998

                                                             September 30, 1998
                            DREYFUS VARIABLE INVESTMENT FUND
                           LIMITED TERM HIGH INCOME PORTFOLIO
                                SUPPLEMENT TO PROSPECTUS
                                     DATED MAY 1, 1998
        EFFECTIVE SEPTEMBER 30, 1998, THE FOLLOWING PROCEDURE SHOULD BE USED
BY PARTICIPATING INSURANCE COMPANIES FOR THE PURCHASE OF SHARES OF THE
LIMITED TERM HIGH INCOME PORTFOLIO (THE "SERIES")BY WIRE.
        Wire payments may be made if a Participating Insurance Company's bank account is in a commercial bank that is a member of the Federal Reserve
System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New
York, [DDA#18900337605]/Dreyfus Variable Investment Fund:Limited Term High Income Portfolio, for purchase of Series shares in the Participating
Insurance Company's name. The wire must include the Participating Insurance Company's Series account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable.
                                                                       156s0998

                                                             September 30, 1998
                          DREYFUS VARIABLE INVESTMENT FUND
                               SUPPLEMENT TO PROSPECTUS
                                   DATED MAY 1, 1998
        EFFECTIVE SEPTEMBER 30, 1998, THE FOLLOWING PROCEDURE SHOULD BE USED
BY PARTICIPATING INSURANCE COMPANIES FOR THE PURCHASE OF SHARES OF EACH OF
THE FUND'S PORTFOLIOS (EACH A "SERIES")BY WIRE.
        Wire payments may be made if a Participating Insurance Company's bank account is in a commercial bank that is a member of the Federal Reserve
System or any other bank having a correspondent bank in New York City. For purchase of shares of a Series in the Participating Insurance Company's name, immediately available funds may be transmitted by wire to The Bank of New
York, for each Series as follows:
                      DDA#18900337605/Dreyfus Variable Investment Fund:
                                             International Equity Portfolio
                      DDA #18900337605/Dreyfus Variable Investement Fund:
                                             Money Market Portfolio
                      DDA #18900337605/Dreyfus Variable Investment Fund:
                                             Capital Appreciation Portfolio
                      DDA #18900337605/Dreyfus Variable Investment Fund:
                                             Growth and Income Portfolio
                      DDA #18900337605/Dreyfus Variable Investment Fund:
                                             Special Value Portfolio
                      DDA #18900337605/Dreyfus Variable Investment Fund:
                                             Small Cap Portfolio
                      DDA #18900337605/Dreyfus Variable Investment Fund:
                                             Small Company Stock Portfolio
                      DDA #18900337605/Dreyfus Variable Investment Fund:
                                             Disciplined Stock Portfolio
                      DDA #18900337605/Dreyfus Variable Investment Fund:
                                             International Value Portfolio
                      DDA #18900337605/Dreyfus Variable Investment Fund:
                                             Quality Bond Portfolio
                      DDA #18900337605/Dreyfus Variable Investment Fund:
                                             Zero Coupon 2000 Portfolio
                      DDA #18900337605/Dreyfus Variable Investment Fund:
                                             Balanced Portfolio
                      DDA #18900337605/Dreyfus Variable Investment Fund:
                                             Limited Term High Income
                                             Portfolio
The wire must include the Participating Insurance Company's Series account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable.
                                                                       VIFs0998